Personal Investment Management Portfolio Series
6455 Irvine Center Drive
Irvine, CA 92618

February 12, 2010

Ms. Laura Hatch, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Personal Investment Management Portfolio Series (the “Fund”)
File Nos. 333-163115 and 811-22349

Dear Ms. Hatch:

In response to your comment letter dated December 4, 2009 to the Fund’s initial Registration Statement on Form N-1A, we hereby file Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 of the 1933 Act.  We appreciate your prompt response to the previous filing.

Our responses to your comments are set forth below.  The Amendment reflects additional information that was not contained in the initial Registration Statement.  In addition, the Amendment reflects new fund names which will be effective on April 1, 2010.

Prospectus

Fees and Expenses of the Fund

1.           Comment:  For each fund, please include the heading, “Shareholder Fees (fees paid directly from your investment).”

Response:   We have added the heading to address your comment.

2.           Comment: In the paragraph under the heading, “Example,” please delete the phrase:  “that all dividends and capital gain distributions are reinvested.”

Response:  We believe that we should be permitted to include this language in the introductory paragraph to the expense example. This language is helpful to investors because it provides additional clarification of the calculation of the expense example.

Principal Risks

3.           Comment:  In the Principal Risks section for the Personal Investment Management Short-Term Municipal Bond Portfolio and the Personal Investment Management California Short-Term Municipal Bond Portfolio, the disclosure states, “In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.”  This appears to be a risk for longer maturity debt securities.  Please explain to us why this is considered a principal risk for short-term funds.

Response:   We agree that this disclosure may be more relevant for funds invested in longer maturity debt securities. The language has been removed to address your comment.

Purchase and Sale of Fund Shares

4.           Comment:  Please move the first paragraph under this heading out of the summary prospectus section into the statutory prospectus.

Response:   We have moved the first paragraph under this heading to the statutory prospectus.

5.           Comment:  Under this heading, please disclose that the funds’ shares are redeemable and briefly identify the procedures for redeeming shares. (See Item 6(b) of Form N-1A).

Response:   We have modified the language to address your comment.

Tax Information

6.           Comment:  Pursuant to General Instruction C.3(c)(iii), a prospectus that contains information about more than one fund may integrate the information required by any Items 6 through 8 for all of the funds together, provided that the information contained in any Item that is integrated is identical for all funds covered in the prospectus.  The tax information is not identical for all funds.  Please include the tax information for each fund in its respective summary prospectus.

Response:   We have revised the prospectus to include the tax information for each fund in its respective summary prospectus.

Financial Intermediary Compensation

7.           Comment:  The information required by Item 8 has been omitted from the summary section.  Please include the information or verify that neither the funds nor any of their related companies pay financial intermediaries for the sale of fund shares or related securities.

Response:   We have omitted the information required by Item 8 because neither the funds nor any of their related companies pay financial intermediaries for the sale of fund shares or related securities.

Investment objectives, strategies and risks

8.           Comment:  For all funds, please disclose whether or not a security held by a fund will be sold if it is downgraded to a rating below the minimum rating allowed for that fund.

Response:   We have added language to the prospectus to address your comment.

9.           Comment:  For the Personal Investment Management California Short-Term Municipal Bond Portfolio, the disclosure states that “the fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better.”   Please disclose whether the fund may invest in a security rated below A- or A3.

Response:   We have added language to the prospectus stating that the fund may invest a portion of its assets in municipal bonds with quality ratings below A- or A3.

10.           Comment:  For the Personal Investment Management Core Bond Portfolio, the disclosure states that “the fund primarily invests in debt securities with quality ratings of A- or better or A3 or better.”   Please disclose whether the fund may invest in a security rated below A- or A3.

Response:   The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating category. We have added this language to the prospectus.

Purchase, exchange and sale of shares

11.           Comment:  Please describe the procedures for purchasing and redeeming fund shares.  Please include all the information required by Item 11(c) of Form N-1A.  In addition, please discuss the procedures for exchanging fund shares, if applicable.

Response:   We have modified the language to address your comment.

Frequent, trading of fund shares

12.           Comment:  Pursuant to Item 11(e) of Form N-1A, please state whether the Board of Directors has adopted policies and procedures relating to frequent trading of fund shares.  If the Board has adopted policies and procedures, please describe them with required specificity in accordance with Item 11(e)(4).  If the Board has not adopted policies and procedures, please provide the basis for the Board’s decision.

Response:   We have modified the language to address your comment.

Valuing shares

13.           Comment:  Under this heading the disclosure states that “assets are valued primarily on the basis of market quotations.”  Please discuss more specifically how the securities are valued.  For example, please state whether bonds are valued at the last traded price, the bid price, the ask price, or the mean between the bid and the ask price.  Please discuss how short-term securities are valued.

Response:   Item 11(a)(1) of Form N-1A requires a fund to “describe the procedures for pricing the Fund’s shares including an explanation that the price of Fund shares is based on the Fund’s net asset value and the method used to value Fund shares (market price, fair value, or amortized cost)...” We believe the disclosure meets the requirements of Item 11 of Form N-1A. More detailed information on how fund shares are valued has been included in the statement of additional information.

14.           Comment:  Pursuant to Item 11(a)(3) of Form N-1A, please include a statement identifying any national holidays when fund shares will not be priced and specifying any additional local or regional holdings when the fund shares will not be priced.

Response:   Item 11(a)(3) permits funds to include a general statement identifying any national holidays when fund shares will not be priced. We believe that the current disclosure complies with this standard because it contains a general statement that each fund calculates its net asset value each day the New York Stock Exchange is open for trading. The specific national holidays on which fund shares are not priced are included in the statement of additional information.

15.           Comment:  Under this heading the disclosure states, “Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Guardian Trust Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction.”  Please disclose the information and legal documentation that is necessary to process a purchase or sale transaction.

Response:   The information and legal documentation required to process a particular transaction can vary based on the type of account. The current language is intended to be a general statement that applies to all account types.

Fund expenses

16.           Comment:  Under this heading the disclosure states, “Shareholders of the funds will be subject to an additional fee charged by Capital Guardian Trust Company’s Personal Investment Management division for the ongoing services provided to the shareholder.”  Please include this additional fee in the fee table.

Response:   We have modified the disclosure to reflect that shareholders of the funds may be subject to an additional fee.  Shareholders of the funds may be subject to an external fee for certain account related services.  General instruction (c)(i) to Item 3 of Form N-1A states that a fund should disclose “all expenses not otherwise disclosed in the table that are deducted from the fund’s assets or charged to all shareholder accounts.” The fee is not deducted from fund assets. In addition, not all shareholders will be charged the fee initially. In addition, the fee may vary among shareholders. Accordingly, we do not believe this fee should be disclosed in the fee table. If the fee should be imposed on all shareholder accounts we will update the fee table accordingly.

Back cover page

17.           Comment:  Please include the registrant’s Investment Company Act file number on the bottom of the back cover page.

Response:   The fund’s Investment Company Act file number has been included.

Statement of Additional Information

Fundamental policies

18.           Comment:  Fundamental Policy 1.f. states that “the funds may not purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.”  Please disclose the amount that would cause a fund to be “concentrated in any particular industry.”

Response:   We have added language to address your comment.

Portfolio managers

19.           Comment:  Please discuss any potential conflicts of interest.

Response:   We have added language to address your comment in the “investment adviser” section of the statement of additional information.

General

20. Comment:  We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response:  As mentioned above, the Amendment contains additional information that was not included in the initial Registration Statement.  We note your comment and understand that you may have additional comments.

21. Comment:  Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response:  We do not expect to submit an exemptive application or no-action request in connection with the Registration Statement.

Finally, as requested, the fund acknowledges:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your consideration of our response to your comments. As mentioned in previous conversations with the Staff, we hope to have the fund’s Registration Statement declared effective by April 1, 2010.  As such, we would greatly appreciate your comments to the Amendment as soon as possible.  We undertake to file audited financial statements related to the initial capitalization of the fund with the next amendment to the funds’ Registration Statement on Form N-1A. We look forward to your response to this letter and the Amendment.

If you have any questions please do not hesitate to contact me at (213) 615-0404.

Sincerely,
/s/ Timothy W. McHale
Timothy W. McHale
Counsel

Enclosure